Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Transmitted via EDGAR on 5-5-2015

May 5, 2015

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attention: Filing Desk

RE:	Ameritas Life Insurance Corp. (Depositor)

Ameritas Variable Separate Account VA-2 (1940 Act No. 811-05192) (Registrant)

Overture Medley ® (1933 Act No. 333-182090)

Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2015, for Ameritas Variable Separate Account VA-2 ("Separate Account"), File No. 333-182090, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

1.	The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 7 to the Separate Account’s registration statement for File No. 333-182090 on Form N-4 filed with the SEC on April 29, 2015; and

2.	The text of Post-Effective Amendment No. 7 to the Separate Account’s registration statement for File No. 333-182090 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Vice President & Associate General Counsel,

Variable Contracts & AIC